FURNITURE, FIXTURES AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 398,806	$ 367,180
Accumulated depreciation	(240,304)	(191,429)
Total furniture, fixtures, and equipment, net	158,502	175,751
Depreciation expense	$ 54,992	55,284
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 122,379	$ 111,488
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Storage Facilities [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 34,277	$ 20,802
Estimated useful life	3 years	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 221,730	$ 214,470
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 20,420	$ 20,420
Estimated useful life	5 years	5 years